Consulting and Other Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Consulting and Other Agreements [Abstract]
Consulting and Other Agreements

14. CONSULTING AND OTHER AGREEMENTS

The Company has entered into one new consulting agreement during the three months ended June 30, 2012.

Consulting Agreement with Brunella Jacs, LLC.

In April 2012, the Company entered into a consulting agreement with Brunella Jacs for certain corporate and strategic advisory services. Under the terms of the agreement, Brunella Jacs was issued 1,333,333 shares of Common Stock, valued at $30,000, which has been fully expensed in the three months ended June 30, 2012. There is no other consideration payable under this agreement.

The following agreements remained in force during the three months ended June 30, 2012:

Consulting Agreement with Fountainhead Capital Management Limited (“Fountainhead”)

In February 2010 the Company entered into a Consulting Agreement with Fountainhead, which was the subject of a Supplement Agreement in May, 2011 to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Agreement and Supplement, the Company will pay to Fountainhead a monthly retainer of $37,500 ($8,500 under the Original Agreement and $29,000 under the Supplement). This monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead has the option to receive up to $5,000 of monthly retainer in cash each month, commencing April 1, 2011. The term of the Consulting Agreement is to May 5, 2013.

Consulting Agreement with GreenBridge Capital Partners, IV, LLC

On June 3, 2011, the Company entered into a Consulting Agreement (“Consulting Agreement”) with GreenBridge Capital Partners, IV, LLC, a Delaware limited liability company (“GreenBridge”), to provide consulting and advisory services to the Company. Under the terms of this agreement GreenBridge was to receive up to 15,500,000 shares of the Company’s Common Stock. Said shares were subject to a Company repurchase option, which could be exercised within specified time periods at the Company’s sole discretion.

As of June 30, 2012, the Company had exercised its option to repurchase 10,333,333 of the 15,500,000 shares for a total purchase price of $1,033.33. The Company also believes that it is entitled to the return of the remaining 5,166,667 shares because it contends that GreenBridge breached the Consulting Agreement and failed to deliver the services it was obligated to perform pursuant to the terms of the Consulting Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. This action is still in its early stages and GreenBridge has yet to file its response. As a result, the Company cannot project whether it will achieve a successful result in this action.

Agreement with Partizipant, LLC

On July 31, 2011, the Company entered into an Agreement (the “Agreement”) with Partizipant, LLC, a Delaware limited liability company (“Partizipant”), to provide a broad range of investor relations and public relations services. Pursuant to the Agreement, the Company agreed to pay Partizipant a one-time payment of $300,000.

The Company believes that Partizipant has not adequately performed its services under the Agreement and that it is entitled to the return of a substantial portion of the amounts paid under the terms of the Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. This action is still in its early stages and Partizipant yet to file its response. As a result, the Company cannot project whether it will achieve a successful result in this action.

12. CONSULTING AND OTHER AGREEMENTS

The Company has entered into the following consulting and other agreements during the year ended December 31, 2011:

Consulting Agreement with Jerrald Ginder

In March 2011 the Company entered into a one-year consultancy agreement with Mr. Jerrald Ginder, a sales executive of Stryker Corporation, effective April 1, 2011. Mr. Ginder has extensive experience in sales and marketing and the development of medical device products, and has contacts which will be of use to the Company. Under the terms of the agreement, which the Company has the right to terminate with 30 days notice, Mr. Ginder was to receive $60,000 cash, payable monthly, and 18,000,000 restricted shares of common stock of the Company. The stock has been valued by the Company at $360,000 and is being amortized over the life of the agreement as share-based compensation expense. On June 22, 2011, the Company and Mr. Ginder entered into an Amendment to the Consulting Agreement. Pursuant to this amendment, the Company issued to Mr. Ginder an additional 2,666,667 shares of the Company’s common stock in lieu of the $60,000 cash due under the Consulting Agreement. The $60,000 value of the additional shares is also being amortized as share-based compensation over the life of the agreement. For the six months ended June 30, 2011, aggregate compensation recognized in respect of the Consulting Agreement, as amended, was $91,720.

Supplement to Consulting Agreement with Fountainhead Capital Management Limited

On May 12, 2011, the Company entered into a Supplement to a prior Consulting Agreement with Fountainhead entered into on February 10, 2010 (amended September 29, 2010) to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Supplement, commencing January 1, 2011 the Company will pay to Fountainhead an additional monthly retainer of $29,000. This additional monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead shall have the option to receive up to $5,000 of the additional monthly retainer in cash each month, commencing April 1, 2011. In addition, the term of the Consulting Agreement was extended to May 5, 2013. Other than as supplemented, the Consulting Agreement remains in full force and effect according to its terms.

Consulting Agreement with GreenBridge Capital Partners, IV, LLC

On June 3, 2011, the Company entered into a Consulting Agreement (“Consulting Agreement”) with GreenBridge Capital Partners, IV, LLC, a Delaware limited liability company (“GreenBridge”), to provide consulting and advisory services to the Company. Under the terms of this agreement GreenBridge is to receive up to 15,500,000 shares of the Company’s Common Stock. Said shares are subject to a Company repurchase option, which may be exercised within specified time periods at the Company’s sole discretion.

On August 18, 2011, the Company agreed with GreenBridge to amend the Consulting Agreement to modify the dates for exercise of the Company’s repurchase option related to the shares delivered to Greenbridge pursuant to the terms of the Agreement. Specifically, the parties agreed that, of the 15,500,000 shares delivered to GreenBridge, the Company would have the option to repurchase 5,166,666 of the shares prior to November 30, 2011 and an additional 5,166,667 shares prior to February 28, 2012. The remaining 5,166,667 shares are not subject to a repurchase option. The shares which are the subject of the repurchase option are to be held in escrow by a third party. In all other respects, the original Consulting Agreement remains in full force and effect as written. The Consulting Agreement was subsequently amended on several occasions and as of the date hereof the option to repurchase 5,166,666 of the shares is exercisable by the Company prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012.

Consulting Agreement with Burnham Hill Advisors LLC

The Company entered into a Consulting Agreement dated June 6, 2011 with Burnham Hill Advisors LLC (“BHA”) under which BHA shall provide, for a period of six months, financial and strategic advice to the Company. BHA shall receive fees of $10,000 per month and received 1,000,000 restricted shares of the Company’s Common Stock.

Agreement with Partizipant, LLC

On July 31, 2011, the Company entered into an Agreement (the “Agreement”) with Partizipant, LLC, a Delaware limited liability company (“Partizipant”), to provide a broad range of investor relations and public relations services as more particularly described in the Agreement, a copy of which is attached as Exhibit 10.1 to the Company’s Current report on Form 8-K filed on August 4, 2011. Pursuant to the Agreement, the Company agreed to pay Partizipant a one-time payment of $300,000.